Equity - OCI items not reclassified: benefit plans (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Items not reclassified to profit or loss
Gain (loss) on remeasurement, net defined benefit liability (asset)	€ 885
UK | Pension defined benefit plans
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ 865
Discount rates	1.91%	1.28%
Actuarial assumption of expected rates of inflation	3.24%	2.95%
SPAIN | Pension defined benefit plans
Items not reclassified to profit or loss
Discount rates	0.90%	0.60%
GERMANY | Pension defined benefit plans
Items not reclassified to profit or loss
Discount rates	1.56%	1.17%
BRAZIL | Pension defined benefit plans
Items not reclassified to profit or loss
Discount rates	4.20%	3.46%
BRAZIL | Medical Plans
Items not reclassified to profit or loss
Discount rates	4.31%	3.77%
Discount rate actuarial assumptions | SPAIN | Pension defined benefit plans
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ 49
Discount rate actuarial assumptions | GERMANY | Pension defined benefit plans
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	41
Discount rate actuarial assumptions | BRAZIL
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	36
Discount rate actuarial assumptions | Other Regions
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ 106